Fees Summary	Aug. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,625,000
Previously Paid Amount	0
Total Fee Amount	1,320.49
Total Offset Amount	0
Net Fee	$ 1,320.49